Related Party Transactions (Details) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 23, 2026 USD ($) $ / shares shares	Sep. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) director	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Transaction costs		$ 3,400	$ 16,000	$ 0	$ 26,188	$ 0	$ 1,607
Payments of offering costs			$ 8,000		8,534	0	2,113
Management fees		13,000		$ 6,000	30,000	$ 18,000	$ 24,000	$ 21,000
Healthpeak | Related Party
Related Party Transaction [Line Items]
Management fee, base amount					$ 10,000
Management base rate (in percent)					0.50%
Management agreement term (in years)					3 years
Management fees		4,500			$ 8,000
Paid manager equity awards		266			554
Accounts payable		585			585
Accrued third party expense reimbursement		$ 99			$ 99
Number of common directors | director					2
Healthpeak | Related Party | Gross book value level one
Related Party Transaction [Line Items]
Management base rate (in percent)					0.50%
Investment threshold amount					$ 10,000,000
Fee reduction percentage					0.10%
Healthpeak | Related Party | Gross book value level two
Related Party Transaction [Line Items]
Management base rate (in percent)					0.50%
Investment threshold amount					$ 20,000,000
Fee reduction percentage					0.15%
IPO
Related Party Transaction [Line Items]
Payments of offering costs	$ 65,000
IPO | Related Party
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares) | shares	216
Shares issue price (in dollars per share) | $ / shares	$ 20
Janus Living, Inc
Related Party Transaction [Line Items]
Transaction costs	$ 16,000
Janus Living, Inc | IPO
Related Party Transaction [Line Items]
Stock based compensation expenses	$ 5,000